19 Reconciliation of financing activities in statement of cash flow	12 Months Ended
Dec. 31, 2019
Reconciliation Of Financing Activities In Statement Of Cash Flow
Reconciliation of financing activities in statement of cash flow

19	Reconciliation of borrowing activities in the statement of cash flow

	Current and non-current
	Borrowings, debentures and Braskem Idesa financing
			Total
			borrowings	Braskem Idesa			Other financial
	Borrowings	Debentures	and debentures	financing	Lease	Dividends	liabilities

Balance at December 31, 2018	24,898,156	294,509	25,192,665	10,504,592	100,557	672,395

Acquired	20,586,103		20,586,103	3,497,622			499,999
Payments	(17,402,284)	(23,125)	(17,425,409)	(4,398,453)	(454,190)	(668,904)
Cash used in financing activities	3,183,819	(23,125)	3,160,694	(900,831)	(454,190)	(668,904)	499,999

Other changes
Interest paid	(1,440,754)	(22,488)	(1,463,242)	(646,827)	(128,376)
Interest and monetary and exchange variations, net	2,292,120	25,671	2,317,791	203,450	121,061		16,934
Initial adoption on January 1, 2019					2,191,908
Acquired					911,619
Disposal					(122,488)
Currency translation adjustments	83,635		83,635	821,342	56,805
Additional dividends of subsidiary						5,125
Prescribed dividends						(2,009)
Other						(105)
	935,001	3,183	938,184	377,965	3,030,529	3,011	16,934

Balance at December 31, 2019	29,016,976	274,567	29,291,543	9,981,726	2,676,896	6,502	516,933